Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories, Net of Allowances	Inventories, net of allowances, by major categories are summarized as follows:
	March 31,
	2021	2022

Raw materials	$11,554	$16,970
Work-in-progress	2,646	3,904
Finished goods	1,993	2,945
	$16,193	$23,819

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2020	2021	2022

Balance at beginning of the year	$3,890	$4,316	$4,307
Additional charges (written off), net	426	(9)	(25)
Balance at the end of the year	$4,316	$4,307	$4,282